Schedule of revenue from collaboration agreements (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Revenue From Collaboration Agreements
Revenue from collaboration agreements		£ 989,330